                                                                       March 10, 2004

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia SPVLI, a modified single premium variable life insurance policy
                  (File no. 333-38119)
                  American Skandia FPVLI, a flexible premium variable life insurance policy
                  (File no. 333-58703)
                  American Skandia Focus, a flexible premium variable life insurance policy
                  (File no. 333-95957)
                  American Skandia Horizon, a flexible premium variable life insurance policy
                  (File no. 333-95959)

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2003 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  American Skandia Trust                      INVESCO VIF
  AST Alliance Growth and Income              INVESCO VIF Dynamics
  AST American Century Income & Growth        INVESCO VIF Financial Services
  AST INVESCO Captial Income                  INVESCO VIF Health Sciences
  AST DeAM Large-Cap Value                    INVESCO VIF Technology
  AST Sanford Bernstein Core Value            INVESCO VIF Telecommunications
  AST MFS Growth with Income
  AST Sanford Bernstein Managed Index 500     Rydex Series Trust
  AST Alliance/Bernstein Growth + Value       Nova Portfolio
  AST DeAM Large-Cap Growth                   Ursa Portfolio
  AST Goldman Sachs Concentrated Growth       OTC Portfolio
  AST Marsico Capital Growth
  AST MFS Growth                              ProFunds VP
  AST Alliance Growth                         ProFund VP UltraBull
  AST Neuberger Berman Mid-Cap Growth         ProFund VP Europe 30
  AST Goldman Sachs Mid-Cap Growth            ProFund VP Bear
  AST Neuberger Berman Mid-Cap Value          ProFund VP OTC
  AST DeAM Small-Cap Value                    ProFund VP UltraBull
  AST Gabelli Small-Cap Value                 ProFund VP UltraSmall-Cap
  AST PBHG Small-Cap Growth
  AST DeAm Small-Cap Growth
  AST Federated Aggressive Growth             Gartmore GVIT2
  AST Strong International Equity             Developing Markets
  AST William Blair International Growth
  AST American Century International Growth     Evergreen VA
  AST DeAM International Equity               Evergreen VA International Equity3
  AST MFS Global Equity                       Evergreen VA Omega
  AST Alger All-Cap Growth                    Evergreen VA Special Equity
  AST Cohen & Steers Realty
  AST Gabelli All-Cap Value
  AST T. Rowe Price Natural Resources
  AST DeAM Global Allocation
  AST American Century Strategic Balanced
  AST T. Rowe Price Asset Allocation
  AST DeAM Bond
  AST Federated High Yield
  AST Lord Abbett Bond-Debenture
  AST PIMCO Limited Maturity Bond
  AST PIMCO Total Return Bond
  AST T. Rowe Price Global Bond
  AST Money Market
  AST Goldman Sachs Small-Cap Value
  The Prudential Series Fund
  SP Jennison International Growth

  ------------------------------------------- -------------------------------------
1 Pre 5/1/03 Profund VP Bull Plus.  2Pre 6/20/03 Montgomery Emerging Markets.  3Pre 12/5/03 Evergreen VA Global Leaders

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001193125-04-038139
Date of Filing:            03/10/04

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-04-037239
Date of Filing:            03/09/04

Filer/Entity:              Evergreen VA
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-04-000056
Date of Filing:            02/25/04

Filer/Entity:              INVESCO  (Financial Services, Technology, and Health Sciences)
Registration No.:          811-08038
CIK No.:                   0000912744
Accession No.:             0001193125-04-029199
Date of Filing:            02/25/04

Filer/Entity:              INVESCO  (Telecommunications and Dynamics)
Registration No.:          811-08038
CIK No.:                   0000912744
Accession No.:             0001193125-04-029892
Date of Filing:            02/26/04

Filer/Entity:              Rydex Series Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0001064046-04-000002
Date of Filing:            02/25/2004

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-04-036324
Date of Filing:            03/08/04

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:
Date of Filing:

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel